Accounts receivable, net - Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Nonrelated Party
Related party balances and transactions
Accounts receivable		¥ 243,589	¥ 288,507
Less: Allowance for doubtful accounts		(3,546)	(2,688)
Accounts receivable	$ 33,031	240,043	285,819
Related Party
Related party balances and transactions
Accounts receivable		957,248	1,583,920
Less: Allowance for doubtful accounts		(23,275)	(11,217)
Accounts receivable	$ 128,519	¥ 933,973	¥ 1,572,703